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[LOGO] Genworth                                          Genworth Life & Annuity
       Financial
                                                         6610 West Broad Street
                                                         Richmond, VA 23230

October 17, 2011

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Genworth Life & Annuity VA Separate Account 1
       Genworth Life and Annuity Insurance Company
       File Nos. 333-47732; 811-05343

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and Genworth Life and Annuity Insurance Company (the "Company"), we certify that the form of prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 41 to the Registration Statement for the Company and the Separate Account, which was filed electronically on October 14, 2011, and became effective on October 14, 2011.

Please contact the undersigned at 804.281.6085 should you have any questions regarding this filing.

Sincerely,

/s/ Aneal V. Krishnamurthy
-------------------------------
Aneal V. Krishnamurthy
Associate General Counsel